Equity Financing Transactions - Summary of Proceeds Received form Financial Transactions (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2010
Teekay Offshore [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received		$ 35,000
Net Proceeds Received	207,582
Teekay Offshore [Member] | Direct Equity Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	61,224
Less: Teekay Corporation Portion	(1,224)
Offering Expenses	(46)
Net Proceeds Received	59,954
Teekay Offshore [Member] | Preferred Units Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	150,000
Offering Expenses	(5,079)
Net Proceeds Received	144,921
Teekay Offshore [Member] | Continuous Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	2,819
Less: Teekay Corporation Portion	(59)
Offering Expenses	(53)
Net Proceeds Received	2,707
Teekay LNG [Member]
Subsidiary, Sale of Stock [Line Items]
Net Proceeds Received	4,819
Teekay LNG [Member] | Continuous Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	5,383
Less: Teekay Corporation Portion	(108)
Offering Expenses	(456)
Net Proceeds Received	$ 4,819